Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of changes of allowance for doubtful accounts [Abstract]
Beginning balance	$ 2,910,554	$ 2,764,735
Bad debt write-off
Exchange difference	156,383	145,819
Ending balance	$ 3,066,937	$ 2,910,554